Revision of Previously Issued Financial Statement - Schedule of Error Corrections and Prior Period Adjustments (Detail) - USD ($)	Mar. 31, 2021	Feb. 26, 2021	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant Liabilities	$ 88,342,500	$ 107,692,500
Class A ordinary shares subject to possible redemption		1,553,691,900
Common Stock		1,713
Additional paid-in capital		18,336,829	$ 20,688
Accumulated deficit	$ 4,994,170	(13,342,847)	$ (5,000)
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant Liabilities		0
Class A ordinary shares subject to possible redemption		161,384,400
Common Stock		636
Additional paid-in capital		5,000,059
Accumulated deficit		(5,000)
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Warrant Liabilities		107,692,500
Class A ordinary shares subject to possible redemption		(107,692,500)
Common Stock		1,077
Additional paid-in capital		13,336,770
Accumulated deficit		$ (13,337,847)